RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2015
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 12  -     RESEARCH AND DEVELOPMENT EXPENSES, NET

Composition:

	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Salaries and related expenses	3,585	2,425	2,178
Share-based compensation	790	104	40
Materials	608	385	307
Subcontractors and consultants	688	294	218
Depreciation	85	72	70
Cost for registration of patents	153	72	118
Others	282	123	110
	6,191	3,475	3,041
Less participation of the OCS and BIRD Foundation	(354)	(643)	(148)
Total research and development, net	5,837	2,832	2,893